Summary of number and weighted average exercise prices of options (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares
Notes and other explanatory information [abstract]
Number of stock options, beginning | shares	48,181	76,024
Weighted average exercise price, beginning | $ / shares	$ 31.27	$ 25.77
Number of stock options, cancelled/forfeited | shares	(4,366)	(24,395)
Weighted average exercise price, cancelled/forfeited | $ / shares	$ 15.54	$ 15.92
Number of stock options, ending | shares	43,815	51,629
Weighted average exercise price, ending | $ / shares	$ 32.84	$ 30.43